iShares
®
Paris-Aligned Climate MSCI USA ETF
Schedule of Investments
(unaudited)
November 30, 2024
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Common Stocks
Aerospace & Defense  — 0.5%
Axon Enterprise, Inc.
(a)
..................... 16,545 $ 10,703,953
a
Automobiles  — 3.9%
Rivian Automotive, Inc., Class A
(a)(b)
............. 589,375 7,208,056
Tesla, Inc.
(a)
............................. 212,862 73,471,448
80,679,504
a
Banks  — 1.7%
JPMorgan Chase & Co. .................... 115,173 28,761,001
M&T Bank Corp. ......................... 9,424 2,073,186
U.S. Bancorp ........................... 14,909 794,501
Wells Fargo & Co. ........................ 59,120 4,503,170
36,131,858
a
Beverages  — 0.5%
Brown-Forman Corp., Class B, NVS ............ 141,776 5,965,934
Constellation Brands, Inc., Class A ............. 2,324 559,968
Monster Beverage Corp.
(a)
................... 89,984 4,960,818
11,486,720
a
Biotechnology  — 1.6%
AbbVie, Inc. ............................ 71,027 12,992,969
Alnylam Pharmaceuticals, Inc.
(a)
............... 10,896 2,757,451
Amgen, Inc. ............................ 15,341 4,339,509
Biogen, Inc.
(a)
........................... 7,159 1,149,950
BioMarin Pharmaceutical, Inc.
(a)
............... 16,442 1,085,665
Exact Sciences Corp.
(a)(b)
.................... 4,061 252,107
Neurocrine Biosciences, Inc.
(a)
................ 6,293 797,638
Regeneron Pharmaceuticals, Inc.
(a)
............. 5,173 3,880,888
Vertex Pharmaceuticals, Inc.
(a)
................ 11,869 5,556,235
32,812,412
a
Broadline Retail  — 4.0%
Amazon.com, Inc.
(a)
....................... 368,321 76,570,253
eBay, Inc. .............................. 5,532 350,120
MercadoLibre, Inc.
(a)
....................... 2,841 5,639,868
82,560,241
a
Capital Markets  — 4.1%
Ameriprise Financial, Inc. ................... 1,822 1,045,773
Bank of New York Mellon Corp. (The) ........... 60,301 4,936,843
BlackRock, Inc.
(c)
......................... 10,327 10,562,456
Cboe Global Markets, Inc. ................... 11,057 2,386,654
Charles Schwab Corp. (The) ................. 106,322 8,799,209
CME Group, Inc., Class A ................... 31,504 7,497,952
Coinbase Global, Inc., Class A
(a)
............... 3,768 1,116,082
FactSet Research Systems, Inc. ............... 4,233 2,077,006
Intercontinental Exchange, Inc. ............... 36,192 5,825,464
KKR & Co., Inc. .......................... 22,345 3,639,330
MarketAxess Holdings, Inc. .................. 3,314 857,299
Moody's Corp. ........................... 20,780 10,389,584
Nasdaq, Inc. ............................ 32,197 2,672,029
Northern Trust Corp. ....................... 18,534 2,060,239
Raymond James Financial, Inc. ............... 2,696 456,379
S&P Global, Inc. ......................... 31,861 16,647,691
SEI Investments Co. ....................... 28,178 2,328,348
T Rowe Price Group, Inc. ................... 18,180 2,251,411
Tradeweb Markets, Inc., Class A ............... 3,820 517,610
86,067,359
a
Chemicals  — 2.2%
Sherwin-Williams Co. (The) .................. 115,894 46,056,276
a
Security Shares Value
a
Commercial Services & Supplies  — 0.9%
Cintas Corp. ............................ 31,841 $ 7,189,379
Copart, Inc.
(a)
........................... 52,884 3,352,317
Rollins, Inc. ............................. 69,967 3,521,439
Veralto Corp. ............................ 51,896 5,614,628
19,677,763
a
Communications Equipment  — 1.8%
Arista Networks, Inc.
(a)
..................... 8,714 3,536,315
Cisco Systems, Inc. ....................... 276,270 16,357,947
F5, Inc.
(a)
.............................. 30,163 7,551,307
Motorola Solutions, Inc. .................... 21,765 10,875,971
38,321,540
a
Construction & Engineering  — 0.1%
AECOM ............................... 20,796 2,432,508
a
Consumer Finance  — 0.6%
American Express Co. ..................... 29,222 8,903,359
Discover Financial Services .................. 14,196 2,589,776
11,493,135
a
Diversified REITs  — 0.0%
WP Carey, Inc. .......................... 9,262 528,490
a
Electric Utilities  — 1.3%
Edison International ....................... 303,060 26,593,515
a
Electrical Equipment  — 0.6%
AMETEK, Inc. ........................... 42,999 8,358,146
Rockwell Automation, Inc. ................... 11,567 3,413,884
11,772,030
a
Electronic Equipment, Instruments & Components  — 0.1%
Trimble, Inc.
(a)
........................... 39,132 2,855,462
a
Entertainment  — 1.3%
Liberty Media Corp.-Liberty Formula One, Series C,
NVS
(a)
............................... 16,738 1,478,970
Netflix, Inc.
(a)
............................ 19,593 17,375,268
Take-Two Interactive Software, Inc.
(a)
............ 2,862 539,143
Walt Disney Co. (The) ..................... 72,644 8,533,491
27,926,872
a
Financial Services  — 3.6%
Corpay, Inc.
(a)
........................... 5,538 2,110,975
Fidelity National Information Services, Inc. ........ 11,910 1,015,923
Fiserv, Inc.
(a)
............................ 31,923 7,053,706
Global Payments, Inc. ..................... 12,152 1,445,602
Jack Henry & Associates, Inc. ................ 1,378 242,776
Mastercard, Inc., Class A .................... 48,609 25,905,680
PayPal Holdings, Inc.
(a)
..................... 39,779 3,451,624
Visa, Inc., Class A ........................ 110,127 34,698,815
75,925,101
a
Food Products  — 0.0%
Hershey Co. (The) ........................ 3,000 528,390
a
Ground Transportation  — 0.5%
Old Dominion Freight Line, Inc. ............... 19,317 4,349,029
Uber Technologies, Inc.
(a)
................... 14,676 1,056,085
Union Pacific Corp. ....................... 18,106 4,429,814
9,834,928
a
Health Care Equipment & Supplies  — 1.5%
Align Technology, Inc.
(a)
..................... 2,654 617,772
Cooper Companies, Inc. (The)
(a)
............... 20,492 2,140,594
Dexcom, Inc.
(a)
.......................... 19,020 1,483,370

Schedule of Investments
(unaudited) (continued)
November 30, 2024
iShares
®
Paris-Aligned Climate MSCI USA ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Health Care Equipment & Supplies (continued)
Edwards Lifesciences Corp.
(a)
................ 51,913 $ 3,703,993
IDEXX Laboratories, Inc.
(a)
................... 17,306 7,298,805
Insulet Corp.
(a)
........................... 3,476 927,327
Intuitive Surgical, Inc.
(a)
..................... 14,298 7,749,516
Stryker Corp. ........................... 18,347 7,194,776
Teleflex, Inc. ............................ 3,864 745,172
31,861,325
a
Health Care Providers & Services  — 1.1%
UnitedHealth Group, Inc. .................... 37,779 23,052,746
a
Health Care REITs  — 0.7%
Alexandria Real Estate Equities, Inc. ............ 48,443 5,339,872
Healthpeak Properties, Inc. .................. 294,566 6,477,506
Welltower, Inc. ........................... 15,177 2,097,158
13,914,536
a
Health Care Technology  — 0.1%
Veeva Systems, Inc., Class A
(a)
............... 8,289 1,888,649
a
Hotels, Restaurants & Leisure  — 1.9%
Airbnb, Inc., Class A
(a)
...................... 24,213 3,295,633
Chipotle Mexican Grill, Inc.
(a)
................. 44,337 2,727,612
Hilton Worldwide Holdings, Inc. ............... 7,944 2,013,327
McDonald's Corp. ........................ 75,717 22,412,989
Starbucks Corp. .......................... 61,926 6,344,938
Wynn Resorts Ltd. ........................ 2,400 226,512
Yum! Brands, Inc. ........................ 26,435 3,672,879
40,693,890
a
Household Durables  — 0.3%
Garmin Ltd. ............................. 24,851 5,283,323
a
Household Products  — 0.1%
Church & Dwight Co., Inc. ................... 26,292 2,895,538
a
Industrial REITs  — 0.8%
Prologis, Inc. ............................ 135,688 15,845,645
a
Insurance  — 3.7%
Aflac, Inc. .............................. 108,977 12,423,378
Allstate Corp. (The) ....................... 17,042 3,534,340
American Financial Group, Inc. ............... 29,834 4,381,421
Aon PLC, Class A ........................ 4,228 1,655,431
Arch Capital Group Ltd. .................... 53,537 5,392,247
Arthur J Gallagher & Co. .................... 14,257 4,451,606
Brown & Brown, Inc. ....................... 40,071 4,532,030
Chubb Ltd. ............................. 28,535 8,238,911
Cincinnati Financial Corp. ................... 19,591 3,131,229
Erie Indemnity Co., Class A, NVS .............. 4,883 2,151,254
Hartford Financial Services Group, Inc. (The) ...... 13,375 1,649,271
Markel Group, Inc.
(a)
....................... 2,017 3,596,150
Marsh & McLennan Companies, Inc. ............ 30,469 7,106,285
MetLife, Inc. ............................ 39,877 3,518,348
Progressive Corp. (The) .................... 30,062 8,083,071
Willis Towers Watson PLC ................... 9,200 2,962,400
76,807,372
a
Interactive Media & Services  — 5.8%
Alphabet, Inc., Class A ..................... 124,732 21,073,471
Alphabet, Inc., Class C, NVS ................. 279,363 47,628,598
Match Group, Inc.
(a)
....................... 13,007 425,849
Meta Platforms, Inc., Class A ................. 88,318 50,722,794
Pinterest, Inc., Class A
(a)
.................... 14,348 435,032
Security Shares Value
a
Interactive Media & Services (continued)
Snap, Inc., Class A, NVS
(a)
.................. 27,594 $ 325,885
120,611,629
a
IT Services  — 2.1%
Accenture PLC, Class A .................... 22,487 8,148,614
Gartner, Inc.
(a)
........................... 962 498,249
International Business Machines Corp. .......... 138,688 31,539,038
Okta, Inc., Class A
(a)
....................... 3,466 268,823
Snowflake, Inc., Class A
(a)
................... 3,068 536,286
VeriSign, Inc.
(a)
.......................... 9,655 1,807,223
42,798,233
a
Life Sciences Tools & Services  — 1.8%
Bio-Rad Laboratories, Inc., Class A
(a)
............ 2,227 758,360
Bio-Techne Corp. ......................... 59,851 4,510,371
Danaher Corp. .......................... 28,598 6,854,655
Illumina, Inc.
(a)
........................... 12,420 1,790,343
IQVIA Holdings, Inc.
(a)
...................... 4,017 806,774
Mettler-Toledo International, Inc.
(a)
............. 3,222 4,031,367
Revvity, Inc. ............................ 23,928 2,778,998
Thermo Fisher Scientific, Inc. ................. 20,494 10,854,237
Waters Corp.
(a)
.......................... 1,639 630,556
West Pharmaceutical Services, Inc. ............ 11,604 3,779,191
36,794,852
a
Machinery  — 2.2%
Fortive Corp. ............................ 63,422 5,031,267
Graco, Inc. ............................. 56,240 5,122,339
IDEX Corp. ............................. 33,587 7,746,170
Ingersoll Rand, Inc. ....................... 33,807 3,521,675
Westinghouse Air Brake Technologies Corp. ....... 3,134 628,743
Xylem, Inc. ............................. 190,617 24,160,705
46,210,899
a
Media  — 0.5%
Charter Communications, Inc., Class A
(a)(b)
........ 6,818 2,706,507
Comcast Corp., Class A .................... 111,459 4,813,914
Fox Corp., Class A, NVS .................... 12,639 595,550
Fox Corp., Class B ........................ 20,491 916,562
Trade Desk, Inc. (The), Class A
(a)
.............. 13,114 1,685,805
10,718,338
a
Mortgage REITs  — 0.0%
Annaly Capital Management, Inc. .............. 10,498 209,225
a
Office REITs  — 0.5%
BXP, Inc. .............................. 117,867 9,663,915
a
Pharmaceuticals  — 5.0%
Bristol-Myers Squibb Co. .................... 137,294 8,130,551
Catalent, Inc.
(a)
.......................... 13,692 836,718
Eli Lilly & Co. ........................... 45,090 35,862,331
Johnson & Johnson ....................... 118,881 18,427,744
Merck & Co., Inc. ......................... 143,500 14,585,340
Pfizer, Inc. ............................. 289,734 7,593,928
Royalty Pharma PLC, Class A ................ 199,845 5,327,868
Zoetis, Inc., Class A ....................... 74,791 13,107,123
103,871,603
a
Professional Services  — 0.9%
Automatic Data Processing, Inc. ............... 20,606 6,324,600
Booz Allen Hamilton Holding Corp., Class A ....... 7,118 1,054,745
Equifax, Inc. ............................ 7,766 2,031,275
Paychex, Inc. ........................... 35,559 5,201,215
Paycom Software, Inc. ..................... 1,053 244,212
SS&C Technologies Holdings, Inc. ............. 3,004 232,329

iShares
®
Paris-Aligned Climate MSCI USA ETF
Schedule of Investments
(unaudited) (continued)
November 30, 2024
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Professional Services (continued)
Verisk Analytics, Inc. ....................... 13,133 $ 3,863,860
18,952,236
a
Real Estate Management & Development  — 0.2%
CoStar Group, Inc.
(a)
....................... 36,893 3,000,877
Zillow Group, Inc., Class C, NVS
(a)
............. 4,392 372,046
3,372,923
a
Residential REITs  — 0.7%
AvalonBay Communities, Inc. ................ 44,269 10,418,709
Equity Residential ........................ 30,692 2,352,849
Essex Property Trust, Inc. ................... 8,065 2,503,860
15,275,418
a
Retail REITs  — 0.2%
Realty Income Corp. ....................... 29,944 1,733,458
Simon Property Group, Inc. .................. 17,999 3,304,617
5,038,075
a
Semiconductors & Semiconductor Equipment  — 13.6%
Advanced Micro Devices, Inc.
(a)
............... 106,671 14,632,594
Analog Devices, Inc. ....................... 59,723 13,022,600
Broadcom, Inc. .......................... 183,516 29,744,273
Enphase Energy, Inc.
(a)(b)
.................... 106,158 7,574,373
First Solar, Inc.
(a)
......................... 79,828 15,907,326
Intel Corp. ............................. 246,913 5,938,258
KLA Corp. .............................. 6,154 3,981,823
Marvell Technology, Inc. .................... 82,859 7,680,201
NVIDIA Corp. ........................... 1,244,496 172,051,571
Texas Instruments, Inc. ..................... 65,730 13,213,702
283,746,721
a
Software  — 12.2%
Adobe, Inc.
(a)
............................ 21,569 11,128,094
ANSYS, Inc.
(a)
........................... 3,359 1,179,345
Autodesk, Inc.
(a)
.......................... 14,603 4,262,616
Fortinet, Inc.
(a)
........................... 29,572 2,810,819
Intuit, Inc. .............................. 17,476 11,214,873
Microsoft Corp. .......................... 340,259 144,086,076
Oracle Corp. ............................ 93,344 17,253,705
Palo Alto Networks, Inc.
(a)(b)
.................. 13,663 5,298,785
Roper Technologies, Inc. .................... 5,843 3,309,709
Salesforce, Inc. .......................... 68,200 22,505,318
ServiceNow, Inc.
(a)
........................ 27,819 29,194,371
Tyler Technologies, Inc.
(a)
................... 1,513 951,934
Workday, Inc., Class A
(a)
.................... 5,896 1,473,941
Zoom Communications, Inc., Class A
(a)
.......... 10,264 848,730
255,518,316
a
Security Shares Value
a
Specialized REITs  — 5.6%
American Tower Corp. ..................... 22,957 $ 4,798,013
Digital Realty Trust, Inc. .................... 244,384 47,823,505
Equinix, Inc. ............................ 49,495 48,578,353
Extra Space Storage, Inc. ................... 10,474 1,790,635
Public Storage ........................... 16,004 5,570,192
VICI Properties, Inc. ....................... 259,554 8,464,056
117,024,754
a
Specialty Retail  — 0.9%
Home Depot, Inc. (The) .................... 38,034 16,321,530
Ulta Beauty, Inc.
(a)(b)
....................... 3,879 1,499,777
17,821,307
a
Technology Hardware, Storage & Peripherals  — 7.0%
Apple, Inc. ............................. 615,807 146,149,475
Super Micro Computer, Inc.
(a)(b)
................ 10,132 330,709
146,480,184
a
Trading Companies & Distributors  — 0.3%
Fastenal Co. ............................ 62,136 5,192,084
United Rentals, Inc. ....................... 659 570,694
5,762,778
a
Water Utilities  — 0.8%
American Water Works Co., Inc. ............... 119,129 16,313,525
a
Total Long-Term Investments — 99.8%
(Cost: $1,620,824,342) ............................... 2,082,816,012
a
Short-Term Securities
Money Market Funds  —  1.0%
BlackRock Cash Funds: Institutional, SL Agency
Shares, 4.79%
(c)(d)(e)
...................... 16,260,139 16,268,269
BlackRock Cash Funds: Treasury, SL Agency Shares,
4.62%
(c)(d)
............................ 4,078,885 4,078,885
a
Total Short-Term Securities — 1.0%
(Cost: $20,345,409) ................................. 20,347,154
Total Investments — 100.8%
(Cost: $1,641,169,751) ............................... 2,103,163,166
Liabilities in Excess of Other Assets — (0.8)% ............... (16,451,065)
Net Assets — 100.0% ................................. $ 2,086,712,101
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
08/31/24
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
11/30/24
  Shares Held
at 11/30/24 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 16,267,743 $ 1,598
(a)
$ — $ 531 $ (1,603) $ 16,268,269 16,260,139 $ 9,981
(b)
$ —

Schedule of Investments
(unaudited) (continued)
November 30, 2024
iShares
®
Paris-Aligned Climate MSCI USA ETF

Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Affiliates (continued)
Affiliated Issuer
Value at
08/31/24
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
11/30/24
  Shares Held
at 11/30/24 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Treasury,
SL Agency Shares $ 2,360,904 $ 1,717,981
(a)
$ — $ — $ — $ 4,078,885 4,078,885 $ 40,689 $ —
BlackRock, Inc. ... 9,664,698 949,835 (1,320,871) 291,283 977,511 10,562,456 10,327 54,657 —
$ 291,814 $ 975,908
$ 30,909,610
$ 105,327 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Health Care Select Sector Index ....................................................... 5 12/20/24 $ 745 $ 10,622
E-Mini NASDAQ 100 Index ............................................................... 7 12/20/24 2,939 112,193
$ 122,815

iShares
®
Paris-Aligned Climate MSCI USA ETF
Schedule of Investments
(unaudited) (continued)
November 30, 2024

Schedule of Investments
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 2,082,816,012  $ —  $ —  $ 2,082,816,012
Short-Term Securities
Money Market Funds ...................................... 20,347,154  —  —  20,347,154
$ 2,103,163,166  $ —  $ —  $ 2,103,163,166
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 122,815  $ —  $ —  $ 122,815
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
NVS Non-Voting Shares
REIT Real Estate Investment Trust
Fair Value Hierarchy as of Period End (continued)